RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties	$ 13,416	$ 5,489
Amounts due to related parties	566
CreditEase [Member]
Related Party Transaction [Line Items]
Allocation cost and expense	69,391	$ 16,060	$ 2,301
CreditEase [Member] | Collection service fee [Member]
Related Party Transaction [Line Items]
Allocation cost and expense	537	54	8
CreditEase [Member] | Borrowers and investors acquisition and referral fee [Member]
Related Party Transaction [Line Items]
Allocation cost and expense	64,476	12,329	1,328
CreditEase [Member] | System supporting [Member]
Related Party Transaction [Line Items]
Allocation cost and expense	4,155	1,694	$ 781
Tian Da Xin An [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,208	$ 5,489
CreditEase Huimin [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	10,158
Beijing Zhicheng [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	16
CreditEase Zhuoyue [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3
Hainan CreditEase [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	31
CreditEase Puhui [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	527
CreditEase Puhui [Member] | Borrower acquisition and referral services [Member]
Related Party Transaction [Line Items]
Revenue	471
Puxin Hengye [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	37
Pucheng Credit [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 2